Summary of Significant Accounting Policies - Schedule Of Asset Retirement Obligations (Details)	Dec. 31, 2016 USD ($) [1]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning Balance	$ 94,904
Ending Balance	$ 259,804

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon Acquisitions LLC ("Sturgeon"). See Note 15.